FORECLOSED ASSETS HELD FOR SALE (Tables)	12 Months Ended
Sep. 30, 2013
Banking And Thrift [Abstract]
Allowance for Losses on Real Estate Owned

The allowance for losses on real estate owned includes the following activity for the years ended September 30. Dollar amounts are expressed in thousands.

	2013	2012	2011
Balance at beginning of year	$—	10,295	2,327
Provision for loss	996	4,265	11,383
Charge-offs	(1,037)	(14,715)	(3,982)
Recoveries	41	155	567

Balance at end of year	$—	—	10,295